Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhvitfinind-20170530_SupplementTextBlock

John Hancock Variable Insurance Trust

Supplement dated May 30, 2017

to the Prospectus dated May 1, 2017

Financial Industries Trust (the "fund")

Effective May 30, 2017, the fund will, in accordance with the provisions of the 1940 Act, automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.